Consolidated Statements of Changes in Stockholders' Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock, at cost	Sony Corporation's stockholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2011	¥ 2,926,186	¥ 630,921	¥ 1,159,666	¥ 1,558,624	¥ (803,955)	¥ (4,670)	¥ 2,540,586	¥ 385,600
Exercise of stock acquisition rights	169	2	2				4	165
Stock-based compensation	1,838		1,838				1,838
Comprehensive income:
Net income (loss)	(397,664)			(455,038)			(455,038)	57,374
Other comprehensive income, net of tax -
Unrealized gains on securities	21,740				15,256		15,256	6,484
Unrealized gains on derivative instruments	539				539		539
Pension liability adjustment	(33,173)				(34,668)		(34,668)	1,495
Foreign currency translation adjustments	(17,911)				(18,306)		(18,306)	395
Total comprehensive income (loss)	(426,469)						(492,217)	65,748
Stock issue costs, net of tax	(1)			(1)			(1)
Dividends declared	(32,850)			(25,090)			(25,090)	(7,760)
Purchase of treasury stock	(79)					(79)	(79)
Reissuance of treasury stock	51			(61)		112	51
Transactions with noncontrolling interests shareholders and other	12,813		(1,270)				(1,270)	14,083
Ending Balance at Mar. 31, 2012	2,481,658	630,923	1,160,236	1,078,434	(841,134)	(4,637)	2,023,822	457,836
Exercise of stock acquisition rights	109							109
Stock-based compensation	851		851				851
Comprehensive income:
Net income (loss)	101,686			41,540			41,540	60,146
Other comprehensive income, net of tax -
Unrealized gains on securities	68,609				43,238		43,238	25,371
Unrealized gains on derivative instruments	308				308		308
Pension liability adjustment	(6,623)				(4,983)		(4,983)	(1,640)
Foreign currency translation adjustments	161,818				163,076		163,076	(1,258)
Total comprehensive income (loss)	325,798						243,179	82,619
Stock issue costs, net of tax	(18)			(18)			(18)
Dividends declared	(34,376)			(25,181)			(25,181)	(9,195)
Purchase of treasury stock	(35)					(35)	(35)
Reissuance of treasury stock	45		(155)			200	45
Transactions with noncontrolling interests shareholders and other	(102,028)		(50,401)				(50,401)	(51,627)
Ending Balance at Mar. 31, 2013	2,672,004	630,923	1,110,531	1,094,775	(639,495)	(4,472)	2,192,262	479,742
Exercise of stock acquisition rights	242	121	121				242
Conversion of zero coupon convertible bonds	31,220	15,610	15,610				31,220
Stock-based compensation	906		906				906
Comprehensive income:
Net income (loss)	(68,841)			(128,369)			(128,369)	59,528
Other comprehensive income, net of tax -
Unrealized gains on securities	19,310				18,430		18,430	880
Unrealized gains on derivative instruments	742				742		742
Pension liability adjustment	11,883				11,777		11,777	106
Foreign currency translation adjustments	158,884				156,961		156,961	1,923
Total comprehensive income (loss)	121,978						59,541	62,437
Stock issue costs, net of tax	(127)			(127)			(127)
Dividends declared	(41,447)			(26,017)			(26,017)	(15,430)
Purchase of treasury stock	(76)					(76)	(76)
Reissuance of treasury stock	124		(140)			264	124
Transactions with noncontrolling interests shareholders and other	(1,683)		62				62	(1,745)
Ending Balance at Mar. 31, 2014	¥ 2,783,141	¥ 646,654	¥ 1,127,090	¥ 940,262	¥ (451,585)	¥ (4,284)	¥ 2,258,137	¥ 525,004